TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Taxes
Deferred income taxes:

	As of December 31
	2016	2017
In respect of:
Net operating loss carry forward	$10,912	$16,342
Research and development expenses	2,935	4,099
Other	152	1,541
Less – valuation allowance	(13,999)	(21,982)
Net deferred tax assets	$—	$—

Roll Forward of Valuation Allowance
Roll forward of valuation allowance

Balance at January 1, 2015	$8,692
Additions	2,196
Balance at December 31, 2015	$10,888
Additions	3,111
Balance at December 31, 2016	$13,999
Additions	7,983
Balance at December 31, 2017	$21,982